EQUITY (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ (355)	$ (1,131)	$ (1,429)
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	3	24	(5)
Net other comprehensive income (loss) before tax, currency translation adjustments	(352)	(1,107)	(1,434)
Income tax related to items of other comprehensive income (loss), currency translation adjustments	(33)	6	0
Net other comprehensive income (loss) after tax, currency translation adjustment	(385)	(1,101)	(1,434)
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	(456)	(413)	(12)
Gains on marketable securities, included in financial expenses - net	140	737	2
Net other comprehensive income (loss) before tax, available-for-sale-securities	(316)	324	(10)
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	(3)	(5)	(2)
Net other comprehensive income (loss) after tax, available-for-sale-securities	(319)	319	(12)
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	(491)	137	240
Loss on derivative financial instruments, included in net revenues	14	(2)	(3)
Net other comprehensive income (loss) before tax, cash flow hedges	(477)	135	237
Income tax related to items of other comprehensive income (loss), cash flow hedges		0	0
Net other comprehensive income (loss) after tax, cash flow hedges	(477)	135	237
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	(26)	33	(55)
Loss on defined benefit plans, included in various statement of income items	6	(4)	2
Net other comprehensive income (loss) before tax, defined benefit plan	32	(37)	57
Income tax related to items of other comprehensive income (loss), defined benefit plan	(9)	2	(14)
Net other comprehensive income (loss) after tax, defined benefit plan	23	(35)	43
Other comprehensive income (loss) before reclassifications	(1,328)	(1,374)	(1,256)
Reclassification From Accumulated Other Comprehensive Income Current Period Before Tax
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	3	24	(5)
Gains on marketable securities, included in financial expenses - net	140	737	2
Loss on derivative financial instruments, included in net revenues	14	(2)	(3)
Loss on defined benefit plans, included in various statement of income items	6	(4)	2
Amounts reclassified from accumulated other comprehensive loss before tax	151	763	(8)
Net other comprehensive income (loss) before tax	(1,177)	(611)	(1,264)
Income tax related to items of other comprehensive income (loss)	27	1	(12)
Net other comprehensive income (loss) after tax	$ (1,204)	$ (612)	$ (1,252)